Lease - Schedule of Operating Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease [Abstract]
Right-of-use assets		$ 2
Lease liabilities - current		6
Lease liabilities - non-current
Total lease liabilities		6
Operating lease cost	$ 2	$ 6	$ 19